Statements of Net Assets Available for Benefits - EBP 030 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 6,353,342	$ 5,656,943
Investment contracts, at contract value	300,115	316,398
Total investments	6,653,457	5,973,341
Accrued investment income	270	282
Receivables:
Employer contributions	76,206	67,980
Employee contributions	8,653	1,880
Notes receivable from participants	83,950	81,832
Total receivables	168,809	151,692
Total assets	6,822,536	6,125,315
Liabilities
Accrued expenses	245	188
Net assets available for benefits	$ 6,822,291	$ 6,125,127